Share-Based Payment (Tables)	12 Months Ended
Dec. 31, 2014
Share-Based Payment
Compensation Cost
	2014	2013	2012
Performance stock units	$226	$381	$397
Restricted stock and stock units	93	80	102
Other nonvested stock units	(1)	(3)	12
Total	$318	$458	$511

Status Of Nonvested Stock Units Activity And Changes During Year
Nonvested Stock Units	Shares	Weighted-Average Grant-Date Fair Value
Nonvested at January 1, 2014	24	$31.93
Granted	14	33.39
Vested	(11)	29.91
Forfeited	(1)	32.60
Nonvested at December 31, 2014	26	$33.52